Share-based payment arrangements (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 3.73	$ 5.32	$ 6.86
Number of share options outstanding in share-based payment arrangement | shares	7,641,161	7,507,841	6,962,302
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 2.000	$ 1.76
Number of share options granted in share-based payment arrangement | shares	1,905,684	2,446,559
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 6.89	$ 0.50
Number of share options exercised in share-based payment arrangement | shares	(1,299,314)	(1,067,176)
Average exercise price, Cancelled during the year | $ / shares	$ 0	$ 0
Number of share options cancelled in share-based payment arrangement | shares	0	(4,158)
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares	$ 13.18	$ 13.96
Number of share options forfeited in share-based payment arrangement | shares	(473,050)	(829,686)
Average exercise price per share, Vested and exercisable at the end of the year | $ / shares	$ 7.84	$ 8.73
Number of options and RSUs and PSUs, Vested and exercisable at the end of the year | shares	1,652,474	1,167,552